Other Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Financial Information [Abstract]
Schedule Of Ethanol Sales And Other Revenue

(Thousands of dollars)	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013
Sales of ethanol and related plant products	$48,789	$65,846
Renewable Identification Numbers (RINs) sales	17,593	13,301
Other	883	764
Total ethanol sales and other revenue	$67,265	$79,911

(Thousands of dollars)	2013	2012	2011
Sales of ethanol and related plant products	$269,254	$290,158	$207,266
Renewable Identification Numbers (RINs) sales	91,391	8,830	2,924
Other	2,907	2,988	6,614
Total ethanol sales and other revenue	$363,552	$301,976	$216,804

Summary Of Changes In Operating Working Capital

	Three Months Ended March 31,
(Thousands of dollars)	2014	2013
Accounts receivable	$(19,160)	$140,642
Inventories	90,155	57,796
Prepaid expenses	(253)	117
Accounts payable and accrued liabilities	53,990	(146,011)
Income taxes payable	(40,626)	3,654
Current deferred income tax liabilities	646	(993)
Net decrease in noncash operating working capital	$84,752	$55,205

(Thousands of dollars)	2013	2012	2011
Accounts receivable	$331,679	$(171,115)	$244,828
Inventories	20,532	(29,784)	20,181
Prepaid expenses	(6,623)	(3,187)	(1,391)
Deferred income tax assets	-	-	3,128
Accounts payable and accrued liabilities	(272,371)	230,704	(452,491)
Income taxes payable	7,276	4,396	(96,533)
Current deferred income tax liabilities	(5,628)	1,539	11,232
Net decrease (increase) in noncash operating working capital	$74,865	$32,553	$(271,046)